25. Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Related parties
Compensation of Managing Directors and Other Key Management Personnel

	2020	2019	2018
Short-term employee benefits	2,936	2,598	2,683
Termination benefits	0	264	0
Share-based payments	1,848	1,738	1,229
	4,784	4,600	3,912

Outstanding Balances Related to Key Management Personnel

	Outstanding balances
	December 31,	December 31,
	2020	2019
Adi Hoess	2	5
Wolfgang Fischer	0	1
Thomas Hecht	16	26
Mathieu Simon	7	9
Berndt Modig	0	9
Ferdinand Verdonck	10	11
Ulrich Grau	14	21
Bernhard Ehmer	15	20
Harry Welten	8	0
Annalisa Jenkins	8	0